SUPPLEMENT DATED MAY 2, 2005 TO THE
                        FIRST INVESTORS LIFE SERIES FUND

                                   PROSPECTUS


                                  BLUE CHIP FUND
                                  CASH MANAGEMENT FUND
                                  DISCOVERY FUND
                                  FOCUSED EQUITY FUND
                                  GOVERNMENT FUND
                                  GROWTH FUND
                                  HIGH YIELD FUND
                                  INTERNATIONAL SECURITIES FUND
                                  INVESTMENT GRADE FUND
                                  TARGET MATURITY 2007 FUND
                                  TARGET MATURITY 2010 FUND
                                  TARGET MATURITY 2015 FUND
                                  VALUE FUND

                                DATED MAY 1, 2005

The second and seventh paragraphs under the heading "FUND MANAGEMENT" on page 72 are deleted in their entirety and replaced with the following:

     Matthew S. Wright serves as Portfolio Manager of the Life Series Blue Chip and the Value Funds. Mr. Wright also serves as Portfolio Manager of the Blue Chip Fund of First Investors Series Fund and the Value Fund of First Investors Series Fund II, Inc. Mr. Wright joined FIMCO in February 1996 as an Equity Analyst.

     James A. Hasso serves as Assistant Portfolio Manager of the Life Series Blue Chip Fund. Mr. Hasso also serves as Assistant Portfolio Manager of the Blue Chip Fund of First Investors Series Fund. Mr. Hasso joined FIMCO in March 2004 as an Equity Analyst. Mr. Hasso was a Senior Equity Analyst/Associate Portfolio Manager at Valenzuela Capital from 2001 to 2002 and a Senior Analyst at Mitchell Hutchins in 2000.

                       SUPPLEMENT DATED MAY 2, 2005 TO THE
                        FIRST INVESTORS LIFE SERIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  BLUE CHIP FUND
                                  CASH MANAGEMENT FUND
                                  DISCOVERY FUND
                                  FOCUSED EQUITY FUND
                                  GOVERNMENT FUND
                                  GROWTH FUND
                                  HIGH YIELD FUND
                                  INTERNATIONAL SECURITIES FUND
                                  INVESTMENT GRADE FUND
                                  TARGET MATURITY 2007 FUND
                                  TARGET MATURITY 2010 FUND
                                  TARGET MATURITY 2015 FUND
                                  VALUE FUND

                                DATED MAY 1, 2005

FOR THE FIRST  INVESTORS  LIFE SERIES FUND  STATEMENT OF ADDITIONAL  INFORMATION
PART I - DATED MAY 1, 2005: .

     1. Delete the information for Life Series Blue Chip and Life Series Value under the heading "A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2004" on page I-14 and replace it with the following:

               A.   Other  Accounts  Managed by Portfolio  Managers as of May 2,
                    2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              NUMBER OF        TOTAL ASSETS IN THE
                                                         NUMBER OF     TOTAL ASSETS OF     ACCOUNTS WHICH         ACCOUNTS WHICH
NAME OF PORTFOLIO MANAGER AND                             OTHER             OTHER          ADVISORY FEE IS    ADVISORY FEE IS BASED
 FUND COVERED BY SAI           OTHER ACCOUNTS MANAGED     ACCOUNTS         ACCOUNTS        BASED ON ACCOUNT         ON ACCOUNT
                                                                       AS OF 12/31/04        PERFORMANCE            PERFORMANCE
                                                                                                                   (IN MILLIONS)

                                                                       (IN MILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
                                                     FIMCO'S PORTFOLIO MANAGERS:
------------------------------------------------------------------------------------------------------------------------------------
Matthew S. Wright:             Other Registered Investment     3          $820.2                None                     0
                               Companies

Life Series Blue Chip          -----------------------------------------------------------------------------------------------------
                               Other Pooled Investment         0             0                  None                     0
                               Vehicles
                               -----------------------------------------------------------------------------------------------------
                               Other Accounts                  0             0                  None                     0
------------------------------------------------------------------------------------------------------------------------------------
Matthew S. Wright              Other Registered Investment     3         $932.9                 None                     0
                               Companies

Life Series Value              -----------------------------------------------------------------------------------------------------
                               Other Pooled Investment         0             0                  None                     0
                               Vehicles
                               -----------------------------------------------------------------------------------------------------
                               Other Accounts                  0             0                  None                     0
------------------------------------------------------------------------------------------------------------------------------------
James A. Hasso:                Other Registered Investment     1          $510.4                None                     0
(Assistant Portfolio Manager)  Companies

                               -----------------------------------------------------------------------------------------------------
Life Series Blue Chip          Other Pooled Investment                                                                   0
                               Vehicles                        0             0                  None
                               -----------------------------------------------------------------------------------------------------
                               Other Accounts                  0             0                  None                     0
------------------------------------------------------------------------------------------------------------------------------------

     2. Delete the information for Life Series Blue Chip under the heading "D. Portfolio Manager Fund Ownership" on page I-21 and replace it with the following:

--------------------------------------------------------------------------------
FIMCO'S PORTFOLIO MANAGERS:
--------------------------------------------------------------------------------
NAME                   FUND                       DOLLAR RANGE OF FUND OWNERSHIP
                                                  (DOLLARS) AS OF MAY 2, 2005
--------------------------------------------------------------------------------
Matthew S. Wright      Life Series Blue Chip      None
--------------------------------------------------------------------------------
James A. Hasso         Life Series Blue Chip      None
--------------------------------------------------------------------------------